UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     January 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Formerly                   Curran Investment Management

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $124,076 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8272   169820 SH       SOLE                   168555        0     1265
ADOBE SYS INC                  COM              00724F101     2081    50610 SH       SOLE                    50490        0      120
ALCON INC                      COM SHS          H01301102      576     5150 SH       SOLE                        0        0     5150
AMERICAN EXPRESS CO            COM              025816109     2427    40000 SH       SOLE                        0        0    40000
APOLLO GROUP INC               CL A             037604105      340     8730 SH       SOLE                     8730        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      328     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     1570    22380 SH       SOLE                    22380        0        0
BED BATH & BEYOND INC          COM              075896100     6810   178746 SH       SOLE                   177486        0     1260
BIOMET INC                     COM              090613100     2616    63385 SH       SOLE                    62815        0      570
CAPITAL ONE FINL CORP          COM              14040H105      827    10759 SH       SOLE                    10554        0      205
CISCO SYS INC                  COM              17275R102    11530   421863 SH       SOLE                   387518        0    34345
CITIGROUP INC                  COM              172967101      702    12600 SH       SOLE                      355        0    12245
COCA COLA CO                   COM              191216100      201     4170 SH       SOLE                        0        0     4170
DANAHER CORP DEL               COM              235851102     2344    32355 SH       SOLE                    32060        0      295
DELL INC                       COM              24702R101     2078    82828 SH       SOLE                    82073        0      755
EXXON MOBIL CORP               COM              30231G102      890    11616 SH       SOLE                        0        0    11616
GARMIN LTD                     ORD              G37260109      265     4765 SH       SOLE                     4765        0        0
GENERAL ELECTRIC CO            COM              369604103     1100    29550 SH       SOLE                        0        0    29550
HARLEY DAVIDSON INC            COM              412822108     3055    43349 SH       SOLE                    42699        0      650
ISHARES TR                     DJ US INDUSTRL   464287754      254     3890 SH       SOLE                     3890        0        0
JOHNSON & JOHNSON              COM              478160104     8187   124005 SH       SOLE                   123050        0      955
LEXMARK INTL NEW               CL A             529771107      369     5045 SH       SOLE                     5045        0        0
MCGRAW HILL COS INC            COM              580645109     3926    57715 SH       SOLE                    47070        0    10645
MORGAN STANLEY                 COM NEW          617446448      370     4540 SH       SOLE                        0        0     4540
NOKIA CORP                     SPONSORED ADR    654902204     9725   478578 SH       SOLE                   442518        0    36060
ORACLE CORP                    COM              68389X105     3711   216500 SH       SOLE                   213610        0     2890
PAYCHEX INC                    COM              704326107     7208   182300 SH       SOLE                   164875        0    17425
PEPSICO INC                    COM              713448108     9597   153430 SH       SOLE                   143835        0     9595
PFIZER INC                     COM              717081103     1251    48310 SH       SOLE                    29740        0    18570
PROCTER & GAMBLE CO            COM              742718109      695    10817 SH       SOLE                      275        0    10542
SEI INVESTMENTS CO             COM              784117103     1856    31170 SH       SOLE                    30850        0      320
SLM CORP                       COM              78442P106     7817   160287 SH       SOLE                   159117        0     1170
STAPLES INC                    COM              855030102     1021    38250 SH       SOLE                    38250        0        0
WALGREEN CO                    COM              931422109     2684    58495 SH       SOLE                    44350        0    14145
WELLS FARGO & CO NEW           COM              949746101     8763   246423 SH       SOLE                   240063        0     6360
WRIGLEY WM JR CO               COM              982526105     7454   144124 SH       SOLE                   142940              1184
ZIMMER HLDGS INC               COM              98956P102     1176    15000 SH       SOLE                                      15000